GOODWILL (Tables)	6 Months Ended
Jun. 30, 2026
Changes in goodwill [abstract]
Summary of Reconciliation of Goodwill
The following table provides a reconciliation of goodwill for the six months ended June 30, 2026:

(MILLIONS)	Total
Balance, as at December 31, 2025	$809
Transfer to assets held for sale	(25)
Foreign exchange and other	63
Balance, as at June 30, 2026	$847